Marketable Securities	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES

NOTE 4 – MARKETABLE SECURITIES

On August 20, 2020, the Company entered into a contribution agreement (the “Contribution Agreement”) with Michael T. Dent, Trustee of the Mary S. Dent Gifting Trust dated January 31, 2006 (the “Gifting Trust”), Michael Thomas Dent, Trustee under the Michael Thomas Dent Declaration of Trust dated March 23, 1998, as amended (the “MTD Trust” and together with the Gifting Trust, the “Trusts”), and Michael T. Dent, the Chief Executive Officer and Chairman of the board of directors of the Company. Pursuant to the Contribution Agreement, the Trusts contributed an aggregate of 76,026 freely trading shares of common stock of NeoGenomics, Inc. (“NEO” and the “NEO Shares”) (NASD:NEO) with a fair value of $3,066,889 to the Company. In consideration for the foregoing, the Company issued the Trusts an aggregate of 2,750,000 shares of the Company’s newly designated Series B Preferred stock and an aggregate of 24,522,727 shares of the Company’s common stock (collectively, the “August 2020 Equity Transaction”). During the year ended December 31, 2020, the Company sold all 76,026 of the NEO Shares and received proceeds of $2,784,782, realizing losses of $282,107.